Capital Structure - Summary of Authorized and Issued Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended
	Jun. 15, 2023	Aug. 13, 2019	Sep. 20, 2016	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	May 02, 2013
Authorized share capital:
Number of ordinary shares				70,000,000		70,000,000
Number of preference shares				30,000,000		30,000,000
Ordinary Shares, authorized				$ 700		$ 700
Preference Shares, authorized				45		45
Total authorized share capital				$ 745		$ 745
Issued share capital:
Ordinary shares, issued				60,395,839		60,395,839
Ordinary shares, value				$ 604		$ 604
Total issued share capital				$ 636		$ 636
Ordinary shares, par value				$ 0.01		$ 0.01
Preference shares, par value				$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Issued share capital:
Preference shares, issued				11,000,000		11,000,000	11,000,000
Preference shares, value				$ 17		$ 17
Preferred Stock, Dividend Rate, Percentage	5.95%			5.95%	5.95%
Preference shares, par value						$ 0.0015144558
Redemption price per share							$ 25
5.625% Preference Shares (AHL PRD)
Issued share capital:
Preference shares, issued				10,000,000		10,000,000
Preference shares, value				$ 15		$ 15
Preferred Stock, Dividend Rate, Percentage	5.625%		5.625%	5.625%	5.625%
Preference shares, par value						$ 0.0015144558
Redemption price per share			$ 25	$ 25		$ 25
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Issued share capital:
Preference shares, issued		10,000,000		10,000,000		10,000,000
Preference shares, value				$ 0		$ 0
Preferred Stock, Dividend Rate, Percentage	5.625%	5.625%		5.625%	5.625%
Preference shares, par value				$ 0.0015144558		$ 0.0015144558
Redemption price per share		$ 25		$ 25		$ 25